CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net Income (Loss)	¥ 435,880	$ 62,330	¥ (102,376)	¥ (475,968)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	123,789	17,702	131,809	86,268
Share-based compensation	114,652	16,395	116,064	234,624
Provision for allowance for credit loss	34,889	4,989	15,619	43,004
Loss from disposal of property and equipment	6,584	941	1,885	0
Gain from transfer of an intellectual property	(36,967)	(5,286)	0	0
Fair value change of financial instruments	(877)	(125)	(195)	(15,095)
Share of loss in equity method investee	74	11	13	45
Foreign exchange (gain) loss, net	2,537	363	(2,591)	(9)
Non-cash lease expenses	24,404	3,490	37,375	34,355
Impairment of property and equipment	21,845	3,124	0	0
Inventory write-down	39,850	5,698	2,222	9,290
Gain from disposal of a subsidiary	0	0	0	(6,129)
Gain from disposal of equity securities	(175,563)	(25,105)	0	0
Loss from disposal of one long-term investment	1,724	247	0	0
Changes in operating assets and liabilities:
Notes receivable	(72,356)	(10,347)	(22,341)	0
Accounts receivable	(524,783)	(75,043)	(243,339)	(90,750)
Contract assets	0	0	0	(7,088)
Inventories	(231,525)	(33,108)	26,695	145,977
Prepayments and other current assets	(150,604)	(21,536)	17,002	(82,646)
Amounts due from related parties	5,039	721	0	0
Other non-current assets	(3,421)	(489)	2,173	(3,178)
Amounts due to related parties	(6,038)	(863)	(5,026)	0
Contract liabilities	(11,967)	(1,711)	(46,942)	39,545
Deferred tax liabilities	0	0	0	(35)
Accounts payable	248,565	35,544	75,012	61,529
Notes payable	140,102	20,034	2,841	0
Accrued expenses and other current liabilities	165,954	23,732	88,907	80,297
Operating leases liabilities	(16,576)	(2,370)	(33,758)	(34,595)
Other non-current liabilities	(18,224)	(2,606)	2,454	37,820
Net cash provided by operating activities	116,987	16,732	63,503	57,261
Cash flows from investing activities:
Purchases of short-term investments	(3,725,664)	(532,763)	(2,548,575)	(5,100,868)
Maturity of short-term investments	1,021,000	146,000	3,775,809	4,479,302
Purchases of long-term investments	(2,723,660)	(389,479)	0	0
Purchases of property and equipment	(309,370)	(44,239)	(259,541)	(406,748)
Purchases of intangible assets	(32,825)	(4,694)	(11,817)	(7,925)
Proceeds from government subsidies after capital expenditure	0	0	0	15,893
Purchases of equity securities	100,000	14,300	0	0
Proceeds from disposal of equity securities	275,563	39,405	0	0
Proceeds from disposal of property and equipment	4,224	604	0	0
Proceeds from disposal of an intellectual property licensing	36,967	5,286	0	0
Cash inflow from disposal of subsidiary	0	0	0	14,407
Cash outflow from acquisition of subsidiary, net of cash acquired of RMB 571	0	0	0	(54,454)
Net cash (used in) provided by investing activities	(5,553,765)	(794,180)	955,876	(1,060,393)
Cash flows from financing activities:
Cash distribution to shareholders of Shanghai Hesai in connection with the 2021 Reorganization	(292,721)	(41,859)	0	(17,506)
Cash contribution from shareholders in connection with the 2021 Reorganization	292,721	41,859	0	17,506
Proceeds from issuance of ordinary shares of Hesai Group	4,249,946	607,734	0	1,225,470
Proceeds from long-term borrowings	127,734	18,266	120,275	264,910
Repayment of long-term borrowings	0	0	(20,157)	0
Proceeds from short-term borrowings	331,776	47,443	234,100	111,682
Repayment of short-term borrowings	(347,242)	(49,655)	(117,682)	0
Payment of offering costs	(43,689)	(6,247)	0	(22,828)
Proceeds from issuance of ordinary shares upon the exercise of share options	27,346	3,910	34,139	2,872
Government subsidies received in advance of capital expenditure	0	0	0	8,250
Net cash provided by financing activities	4,345,871	621,451	250,675	1,590,356
Net increase (decrease) in cash and cash equivalents	(1,090,907)	(155,997)	1,270,054	587,224
Cash, cash equivalents and restricted cash, beginning of the year	2,842,560	406,481	1,558,124	913,277
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(84,147)	(12,034)	14,382	57,623
Cash, cash equivalents and restricted cash, end of the year	1,667,506	238,450	2,842,560	1,558,124
Cash paid during the year for:
Income taxes	3,512	502	425	0
Domestic (Chinese Mainland)	144	21	425	0
Income taxes, Foreign	3,368	481	0	0
Interest (net of capitalized amount of RMB 4,433, RMB 1,511 and RMB 651 for the years ended December 31, 2023, 2024 and 2025, respectively)	19,006	2,718	8,054	3,069
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment included in payable	¥ 69,249	$ 9,902	¥ 124,333	¥ 179,839